                         CLASS A AND CLASS B SHARES OF:

                              AIM BASIC VALUE FUND

                   (A SERIES PORTFOLIO OF AIM GROWTH SERIES)

                       Supplement dated January 15, 1999
                   to the Prospectus dated September 8, 1998


The following table replaces in its entirety the table under the caption
 "MANAGEMENT- INVESTMENT MANAGEMENT AND ADMINISTRATION" on page 10 of the prospectus:

                         RESPONSIBILITIES                        BUSINESS EXPERIENCE
NAME/OFFICE              FOR THE PORTFOLIO                         PAST FIVE YEARS
-----------              -----------------                       -------------------

Bret W. Stanley          Portfolio Manager        Portfolio Manager for the Portfolio since 1998.  He
   Houston               since 1998               has been associated with AIM and/or its subsidiaries
                                                  since 1998 and has been an investment professional
                                                  since 1988. From 1994 to 1998, he was Vice President
                                                  and portfolio manager with Van Kampen American Capital
                                                  Asset Management, Inc. From 1991 to 1994, he was Vice
                                                  President, Securities Analyst and portfolio manager
                                                  with Gulf Investment Management

Evan G. Harrel           Portfolio Manager        Portfolio Manager for the Portfolio since 1998.  He
   Houston               since 1998               has been associated with AIM and/or its subsidiaries
                                                  since 1998 and has been an investment professional
                                                  since 1983.  From 1994 to 1998, he was Vice President
                                                  of Van Kampen American Capital Asset Management, Inc.
                                                  and a portfolio manager of various growth and equity
                                                  funds.  From 1987 to 1994, he was Vice President
                                                  and Principal of Fayez Sarofim & Co.